Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Cash and cash equivalents	219.0	325.3
Restricted cash	0.2	4.2
Total cash and cash equivalents	219.2	329.5
Bank overdrafts	—	—
Cash and cash equivalents per Statement of Cash Flows	219.2	329.5